INCOME TAXES - Effective Income Tax Rate Reconciliation (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory income tax rate	27.00%	27.00%
Non-taxable amounts	(27.00%)	(28.00%)
Valuation allowance	0.00%	1.00%
Effective income tax rate	0.00%	0.00%